SUBSEQUENT EVENTS (Details) (USD $)	2 Months Ended	0 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended		1 Months Ended		0 Months Ended									1 Months Ended	2 Months Ended	1 Months Ended	2 Months Ended	0 Months Ended				0 Months Ended
	Feb. 29, 2012	Aug. 05, 2013 Convertible Series E Preferred Stock	Apr. 30, 2014 Convertible Series E Preferred Stock	Mar. 31, 2014 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock Private placement agent	Feb. 23, 2012 Warrant to purchase common stock	Aug. 31, 2013 Warrant to purchase common stock Convertible Series E Preferred Stock	Aug. 31, 2013 Warrant to purchase common stock Convertible Series E Preferred Stock Private placement agent	Jul. 30, 2014 Subsequent event	Jul. 14, 2014 Subsequent event	Jul. 02, 2014 Subsequent event	Jul. 30, 2014 Subsequent event Private placement agent	Jul. 14, 2014 Subsequent event Private placement agent	Jul. 02, 2014 Subsequent event Private placement agent	Jul. 30, 2014 Subsequent event Common Stock	Jul. 14, 2014 Subsequent event Common Stock	Jul. 02, 2014 Subsequent event Common Stock	Jul. 31, 2014 Subsequent event Common Stock	Mar. 31, 2014 Subsequent event Common Stock	Jul. 31, 2014 Subsequent event Convertible Series E Preferred Stock	Mar. 31, 2014 Subsequent event Convertible Series E Preferred Stock	Jul. 30, 2014 Subsequent event Warrant to purchase common stock	Jul. 14, 2014 Subsequent event Warrant to purchase common stock	Jul. 02, 2014 Subsequent event Warrant to purchase common stock	Jul. 31, 2014 Subsequent event Warrant to purchase common stock	Jul. 30, 2014 Subsequent event Warrant to purchase common stock Private placement agent	Jul. 14, 2014 Subsequent event Warrant to purchase common stock Private placement agent	Jul. 02, 2014 Subsequent event Warrant to purchase common stock Private placement agent
Subsequent events
Number of units sold	2,237,500								6,813,645	2,461,760	26,578,854
Number of shares of common stock per unit	1														1	1	1
Term of warrants							3 years															30 months	30 months	30 months		30 months	30 months	30 months
Number of shares of common stock issued for each warrant																						0.4	0.4	0.4
Warrants exercised price (in dollars per share)						$ 0.40	$ 0.40															$ 0.45	$ 0.45	$ 0.45		$ 0.34	$ 0.34	$ 0.34
Aggregate number of common stock issued pursuant to sale of units															6,813,645	2,461,760	26,578,854
Number of shares of common stock to be acquired for warrants issued							12,639,600	13,590														2,725,454	984,700	10,631,522	14,341,676	342,855	241,252	1,884,139
Gross proceeds from sale of units									$ 2,300,000	$ 800,000	$ 9,000,000
Net proceeds from sale of units	847,500								2,200,000	700,000	8,200,000
Commissions paid in cash					76,000							100,000	84,000	700,000
Expenses paid for private placement of common units												$ 18,000	$ 16,000	$ 120,000
Number of share of preferred stock converted in common shares			50	1,529																181	1,473
Aggregate number of common shares issued upon conversion			150,000	4,587,000														543,000	4,419,000
Number of common shares issued upon conversion		3,000	3,000	3,000														3,000	3,000
Conversion price per share of common stock (in dollars per share)		$ 0.33	$ 0.33	$ 0.33														$ 0.33	$ 0.33